Revenue - Schedule of Revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	£ 772,255	£ 740,756	£ 794,733
Contract liabilities	179,537	149,202	104,100
Less than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	101,726	79,288
1 to 2 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	34,589	33,867
2 to 3 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	22,303	18,014
More than 3 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	20,919	18,033
Time and materials contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	593,537	613,331	646,237
Fixed price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	178,718	127,425	148,496
Payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	144,739	178,778	232,263
Banking and Capital Markets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	152,165	110,706	128,653
Insurance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	70,051	62,472	55,091
Technology, Media & Telecom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	146,936	169,227	173,927
Mobility
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65,104	73,739	80,399
Healthcare
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	91,481	44,893	28,919
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	101,779	100,941	95,481
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	254,464	247,598	309,365
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	294,655	241,652	258,112
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	180,759	191,206	182,551
RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	£ 42,377	£ 60,300	£ 44,705